Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current liabilities
Borrowings	€ 4,771	€ 1,135
Lease liabilities	1,534	1,260
Derivative financial instruments	3,995	839
Trade payables	191	221
Social securities and other taxes	1,230	22
Pension premiums		6
Deferred income	5,115	700
Accrued expenses and other liabilities	10,760	6,118
Current liabilities	€ 27,596	€ 10,301